Derivative Financial Instruments - Schedule of Derivative Financial Instruments Contracted (Detail) € in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Fair value, Asset	$ 2,602,680,000	$ 134					$ 10,130,806,000
Fair value, Liabilities	(25,331,346,000)						10,034,508,000
Swaps US Dollar-Mexican Peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset		140						$ 1,890
Fair value, Asset	91,469,000						6,881,943,000
Notional amount, Liabilities		1,750
Fair value, Liabilities	(731,565,000)						0
Swaps Yen-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | ¥			¥ 6,500						¥ 6,500
Fair value, Asset	101,409,000						119,325,000
Notional amount, Liabilities | ¥			¥ 6,500						¥ 6,500
Fair value, Liabilities	(230,843,000)						(119,313,000)
Forwards US Dollar-Mexican Peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset		100						2,080
Fair value, Asset	6,636,000						321,864,000
Notional amount, Liabilities		1,945						1,175
Fair value, Liabilities	(783,334,000)						(286,937,000)
Forwards Brazilian Real - US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | R$					R$ 2,899						R$ 2,480
Fair value, Asset	225,933,000						127,131,000
Notional amount, Liabilities | R$					R$ 2,763						R$ 4,021
Fair value, Liabilities	(122,201,000)						(234,822,000)
Forwards Euro-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | €						€ 509
Fair value, Asset	331,401,000						0
Notional amount, Liabilities | €						952						€ 815
Fair value, Liabilities	(915,854,000)						(1,122,641,000)
Swaps Pound Sterling-Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £				£ 640						£ 640
Fair value, Liabilities	(2,070,175,000)						(1,924,941,000)
Put option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | €												374
Fair value, Asset	0						638,347,000
Notional amount, Liabilities | €						374
Fair value, Liabilities	(368,364,000)						0
Call option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €						2,097						2,097
Fair value, Liabilities	(2,031,836,000)						(1,725,495,000)
Swaps US Dollar- Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset		800						150
Fair value, Asset	1,845,832,000						307,646,000
Notional amount, Liabilities		$ 150						800
Fair value, Liabilities	(215,240,000)						(1,270,005,000)
Swaps Pound Sterling – US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset	0									100
Fair value, Asset	0						99,463,000
Notional amount, Liabilities | £				£ 1,560						£ 1,460
Fair value, Liabilities	(11,507,501,000)						(2,117,583,000)
Forwards US Dollar - Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities								$ 8
Fair value, Liabilities	0						(1,570,000)
Forwards Euro - Mexican Peso [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €												200
Fair value, Liabilities	0						(22,182,000)
Forwards Mexican Peso - US Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset							35,419,000,000
Fair value, Asset	0						1,635,087,000
Swaps Euro US Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €						1,145						495
Fair value, Liabilities	(3,474,154,000)						(528,298,000)
Swaps Euro - Mexican Peso [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €						€ 750						€ 750
Fair value, Liabilities	$ (2,880,279,000)						$ (680,720,000)